SHARE-BASED COMPENSATION - Schedule of total expensed for share based payment plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 11,248	$ 9,251	$ 6,392
Non-executive directors' remuneration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	238	246	234
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	703	1,654	2,156
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	4,153	4,006	3,528
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 6,154	$ 3,345	$ 474